Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (101,078)	$ (7,977)	$ (900,233)	$ 1,010,316
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-processresearch and development			351,523	16,405
Unrealized foreign currency translation adjustment	(2,439)	(820)	3,826	(5,536)
Share-based compensation	19,269	14,278	84,958	122,572
Gain on sale of business			0	(1,985,949)
Change in fair value of investments	8,619	(41,148)	(95,533)	136,005
Change in fair value of debt and liability instruments	4,585	17,125	29,845	(13,722)
Gain on deconsolidation of subsidiary	0	(86,516)	(115,364)	(107,344)
Gain on termination of Sumitomo Options	(61,472)	0
Loss from equity method investment	0	3,750	3,750	21,386
Other	838	3,307	13,152	31,821
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Accounts payable	(6,343)	7,501	3,752	6,598
Accrued expenses	(7,340)	(15,982)	9,225	14,845
Deferred consideration liability			100,000	0
Operating lease liabilities	(1,957)	(1,769)	(5,497)	(8,419)
Other	3,709	(3,736)	(35,542)	2,272
Net cash used in operating activities	(141,170)	(111,167)	(552,138)	(758,750)
Cash flows from investing activities:
Proceeds from sale of business, net of cash disposed			0	1,772,191
Cash disposed upon deconsolidation of subsidiary	0	(19,085)	(19,085)	(20,049)
Cash acquired upon consolidation of unconsolidated entity			21,439	0
Investments in unconsolidated entities	0	(6,250)	(28,250)	(36,300)
Purchase of marketable securities			0	(32,076)
Maturity of marketable securities			0	16,440
Acquisitions, net of cash acquired			0	(500)
Purchase of property and equipment	(2,339)	(306)	(5,806)	(4,916)
Net cash used in investing activities	(2,339)	(25,641)	(31,702)	1,694,790
Cash flows from financing activities:
Proceeds from issuance of the Company's common shares, net			0	999,193
Repurchase of equity awards	0	(113)	(113)	(990,014)
Proceeds from issuance of liability instruments			0	101,567
Proceeds from issuance of subsidiary common shares, net of issuance costs paid	0	181,180	455,756	117,658
Proceeds from issuance of equity by subsidiary upon Business Combination and recapitalization			0	105,930
Purchase of subsidiary common shares			0	(65,544)
Proceeds from issuance of subsidiary convertible and redeemable preferred stock, net			0	28,455
Purchase of subsidiary convertible and redeemable preferred stock			0	(132,907)
Proceeds from subsidiary debt financings, net of financing costs paid	36,400	0	0	83,781
Repayment of long-term debt by subsidiary	(21,590)	0	0	(32,063)
Offering costs paid			(286)	(3,082)
Payment of deferred offering and loan origination costs	(4,600)	0	0	(300)
Proceeds from exercise of subsidiary stock options	0	63	907	1,407
Net cash provided by financing activities	10,210	181,130	456,264	214,081
Net change in cash, cash equivalents and restricted cash	(133,299)	44,322	(127,576)	1,150,121
Cash, cash equivalents and restricted cash at beginning of period	2,141,676	2,269,252	2,269,252	1,119,131
Cash, cash equivalents and restricted cash at end of period	2,008,377	2,313,574	2,141,676	2,269,252
Non-cash investing and financing activities:
Operating lease right-of-use assets obtained and exchanged for operating lease liabilities	4,579	555	5,491	56,025
Operating lease right-of-use assets and operating lease liabilities, including amounts reclassified from other current liabilities and other liabilities to operating lease liabilities, recognized upon the adoption of ASC 842, Leases, on April 1, 2019			0	43,026
Issuance of subsidiary warrant in connection with debt financing	2,075	0
Deferred offering and financing costs included in accounts payable and accrued expenses	$ 4,999	$ 0
Other			(960)	3,601
Supplemental disclosure of noncash activities:
Conversion Of Subsidiary Convertible Promissory Notes To Common Shares			0	32,500
Subscription Receivable Related To Issuance Of Subsidiary Common Shares			100,000	0
Supplemental disclosure of cash paid:
Income taxes paid			4,076	4,936
Interest paid			$ 2,017	$ 12,158